Taxation (Tables)	6 Months Ended
Jun. 30, 2022
Schedule of components of income tax expense (benefit)
	Six months ended 30 June 2022 unaudited £’000	Six months ended 30 June 2021 unaudited £’000
Income tax credit	337	236